OTHER PAYABLES - Disclosure of other current payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Payables Abstract
Employees and payroll accruals	$ 4,376	$ 4,562
Accrued expenses	2,304	2,090
Liability for underwriter	0	1,131
VAT to customers and suppliers	0	399
Government authorities	754	640
Accruals restructuring	686	0
Other	416	416
Total other payables	$ 8,536	$ 9,238